Salaries and employee benefits - Summary of salaries and employee benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Salaries	S/ 753,114	S/ 672,180	S/ 655,665
Vacations, health insurance and others	112,912	111,886	87,996
Workers' profit sharing	111,775	46,691	38,018
Social security	79,588	71,573	66,331
Severance indemnities	58,224	52,916	49,265
Total	S/ 1,115,613	S/ 955,246	S/ 897,275